Write-Downs of Long-Lived Assets (Tables)	12 Months Ended
Mar. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Long-Lived Assets Classified as Held for Sale

As of March 31, 2017 and 2018, the long-lived assets classified as held for sale in the accompanying consolidated balance sheets are as follows.

	Millions of yen
	2017	2018
Investment in operating leases	¥32,283	¥31,776
Property under facility operations	1,977	12,483
Other assets	2,508	164

Breakdowns of Recognized Impairment Losses for Difference between Carrying Amounts and Fair Values Reflected as Write-Downs of Long-Lived Assets

During fiscal 2016, 2017 and 2018, the Company and its subsidiaries recognized impairment losses for the difference between carrying amounts and fair values in the amount of ¥13,448 million, ¥9,134 million and ¥5,525 million, respectively, which are reflected as write-downs of long-lived assets. Breakdowns of these amounts are as follows.

March 31, 2016	Write-downs of the assets held for sale		Write-downs due to decline in estimated future cash flows
	Amount (Millions of yen)	The number of properties	Amount (Millions of yen)	The number of properties
Office buildings	¥2,183	5	¥5,855	6
Commercial facilities other than office buildings	502	2	1,559	3
Condominiums	780	1	0	0
Land undeveloped or under construction	22	1	0	0
Others*	2,353	—	194	—

Total	¥5,840	—	¥7,608	—

March 31, 2017	Write-downs of the assets held for sale		Write-downs due to decline in estimated future cash flows
	Amount (Millions of yen)	The number of properties	Amount (Millions of yen)	The number of properties
Office buildings	¥68	1	¥1,239	5
Commercial facilities other than office buildings	1,316	3	2,082	5
Condominiums	317	1	69	1
Land undeveloped or under construction	0	0	786	5
Others*	2,215	—	1,042	—

Total	¥3,916	—	¥5,218	—

March 31, 2018	Write-downs of the assets held for sale		Write-downs due to decline in estimated future cash flows
	Amount (Millions of yen)	The number of properties	Amount (Millions of yen)	The number of properties
Office buildings	¥190	2	¥0	0
Commercial facilities other than office buildings	1,134	2	297	3
Others*	538	—	3,366	—

Total	¥1,862	—	¥3,663	—

*	For the “Others”, the number of properties are omitted. Write-downs of long-lived assets for fiscal 2016 and 2017 include write-downs of ¥2,338 million and ¥1,156 million of aircraft, respectively. Write-downs of long-lived assets for fiscal 2018 include write-downs of ¥2,138 million of hotels.